CONCENTRATIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Risks and Uncertainties [Abstract]
CONCENTRATIONS

12 - CONCENTRATIONS

During the three months ended September 30, 2016, the Company recorded revenue from two entities in excess of 10% of the Company’s total revenue in the amounts of $226,115 and $94,696, which represents 70% and 30% of the Company’s total revenue for that period. During the three months ended September 30, 2015, the Company recorded revenue from two entities in excess of 10% of the Company’s total revenue in the amounts of $395,448 and $88,377, which represents 82% and 18% of the Company’s total revenue for that period.

During the nine months ended September 30, 2016, the Company recorded revenue from three entities in excess of 10% of the Company’s total revenue in the amounts of $1,000,000, $878,599 and $375,641 which represents 44%, 39% and 17% of the Company’s total revenue for that period. During the nine months ended September 30, 2015, the Company recorded revenue from two entities in excess of 10% of the Company’s total revenue in the amounts of $894,132 and $245,728, which represents 78% and 22% of the Company’s total revenue for that period.

As of September 30, 2016, accounts receivable consisted of amounts due from two entities which represented 85% and 15% of the Company’s total outstanding accounts receivable balance, respectively. As of December 31, 2015, accounts receivable consisted of amounts due from two entities which represented 67% and 33% of the Company’s total outstanding accounts receivable balance, respectively.

13 – CONCENTRATIONS

During the year ended December 31, 2015, the Company recorded revenues to two customers of $1,100,000 (74%) and $389,385 (26%) in excess of 10% of the Company’s total revenues. During the year ended December 31, 2014, the Company recorded revenues to three customers of $75,714 (46%), $48,312 (30%) and $40,000 (24%) in excess of 10% of the Company’s total revenues. At December 31, 2015, accounts receivable consisted of amounts due from two customers which represented 67% and 33% of the outstanding accounts receivable balance. At December 31, 2014, accounts receivable consisted of amounts due from one customer which represented 100% of the outstanding accounts receivable balance.